Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	358,709,308.21	24,492
Yield Supplement Overcollateralization Amount 05/31/20	13,448,115.18	0
Receivables Balance 05/31/20	372,157,423.39	24,492
Principal Payments	16,419,859.62	537
Defaulted Receivables	377,907.44	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/20	12,562,074.38	0
Pool Balance at 06/30/20	342,797,581.95	23,934

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.91%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,260,096.39	120
Past Due 61-90 days	393,852.48	23
Past Due 91-120 days	201,569.74	16
Past Due 121+ days	0.00	0
Total	2,855,518.61	159

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	305,352.59
Aggregate Net Losses/(Gains) - June 2020	72,554.85
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.23%
Prior Net Losses Ratio	0.77%
Second Prior Net Losses Ratio	1.67%
Third Prior Net Losses Ratio	0.72%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.07%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	37.52

Flow of Funds	$ Amount

Collections	20,476,990.46
Investment Earnings on Cash Accounts	474.75
Servicing Fee (1)	(1,012,416.79)
Transfer to Collection Account	0.00
Available Funds	19,465,048.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	678,290.09
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,716,459.85

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	2,801,385.24

Total Distributions of Available Funds	19,465,048.42

Servicing Fee	1,012,416.79
Unpaid Servicing Fee	310,131.19
Change in amount of the unpaid servicing fee from the prior period	(702,285.60)
Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 06/15/20	348,514,041.80
Principal Paid	15,911,726.26
Note Balance @ 07/15/20	332,602,315.54

Class A-1
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-3
Note Balance @ 06/15/20	234,834,041.80
Principal Paid	15,911,726.26
Note Balance @ 07/15/20	218,922,315.54
Note Factor @ 07/15/20	64.3889163%

Class A-4
Note Balance @ 06/15/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	83,100,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	30,580,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	751,936.92
Total Principal Paid	15,911,726.26
Total Paid	16,663,663.18

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	489,237.59
Principal Paid	15,911,726.26
Total Paid to A-3 Holders	16,400,963.85

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7506758
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8850394
Total Distribution Amount	16.6357152

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4389341
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.7991949
Total A-3 Distribution Amount	48.2381290

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	359.26
Noteholders' Principal Distributable Amount	640.74

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/20	2,548,816.60
Investment Earnings	221.47
Investment Earnings Paid	(221.47)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$6,513,899.82	$8,729,877.31	$30,420,820.65
Number of Extensions	337	457	1,641
Ratio of extensions to Beginning of Period Receivables Balance	1.75%	2.25%	7.52%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.